BORROWINGS	12 Months Ended
Dec. 31, 2024
BORROWINGS
BORROWINGS
12.	BORROWINGS

Third party borrowings

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Current:
Unsecured borrowings*	1,110,896	1,784,906	244,531
Secured borrowings**	—	440,859	60,397
	1,110,896	2,225,765	304,928
Non-current:
Unsecured borrowings*	100,000	1,037,400	142,123
Secured borrowings**	—	623,184	85,376
	100,000	1,660,584	227,499
	1,210,896	3,886,349	532,427

* All of the Group’s unsecured borrowings were from well-known banks and financial institutions. As of December 31, 2023 and 2024, the Group had unsecured current borrowings with the weighted average interest rate of 4.16% and 3.19% respectively, which will be repayable within one year. As of December 31, 2023 and 2024, the Group had non-current borrowings with the weighted average interest rate of 3.60% and 3.16%, respectively, and maturity dates of these non-current borrowings ranged from March 2026 to December 2029.

** During 2024, the Group entered into several loan agreements with fixed annual interest rates ranging from 4.15% to 5.97% with multiple financial institutions. The loans have maturity dates ranged from April 2026 to December 2028 and are secured by the Group’s electronic equipment and certain receivables arising from specific revenue contracts.

There are no commitment fees and conditions under which lines may be withdrawn associated with the Group’s unused facilities.

12.	BORROWINGS (Continued)

Related party borrowings

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Current
Kingsoft Group - secured borrowings *	—	1,000,000	136,999
Kingsoft Group - unsecured borrowings *	500,000	—	—
Xiaomi Group - secured borrowings**	363,223	363,080	49,742
Xiaomi Group - unsecured borrowings***	—	146,442	20,062
	863,223	1,509,522	206,803
Non-current:
Xiaomi Group - secured borrowings**	40,069	309,612	42,417
	40,069	309,612	42,417
	903,292	1,819,134	249,220

* The Group have entered a loan facility framework agreement with Kingsoft Corporation in December 2023, pursuant to which Kingsoft Corporation agreed to provide up to RMB 1,500,000 loan facility to the Group during the period commencing from December 5, 2023 to December 31, 2025. The loan will be dedicated to support the Group’s capital expenditure needs on electronic equipment procurement. As of December 31, 2024, the Group drew down RMB1,000,000 with fixed annual interest rate of 4.05% per annum and the loans will be repayable in September 2025. The Group drawn down in 2023 RMB500,000 with fixed annual interest rate of 3.75% per annum, which was repaid in September 2024.

** During 2023 and 2024, the Group entered into several loan agreements with fixed annual interest rates of 6.70% with Xiaomi Group which are secured by the Group’s electronic equipment.

*** In December 2024, the Group entered into supplier finance arrangement with Xiaomi Group. Under the arrangement, Xiaomi Group advances the payment to the vendors and the Group makes payment to Xiaomi Group in six months with fixed annual interest rate of 6.00%.

The Group’s secured borrowings were secured by the Group’s electronic equipment and certain receivables arising from multiple specific revenue contracts. As of December 31, 2023 and 2024, the carrying amount of the electronic equipment pledged was RMB421,901 and RMB2,177,992 (US$298,384), respectively. The amount of receivables pledged may up to RMB2,682,301 (US$367,474), and the carrying amount of receivables pledged was RMB326,116 (US$44,678) as of December 31, 2024.

12.	BORROWINGS (Continued)

Related party borrowings (Continued)

As of December 31, 2024, the borrowings based on the contractual undiscounted principal payments will be repaid according to the following schedule:

	As at December 31
	2024	2024
	RMB	US$
2025	3,734,414	511,613
2026	772,198	105,791
2027	373,070	51,110
2028	671,354	91,975
2029	150,000	20,550
	5,701,036	781,039